Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of profit before tax
The following table provides a reconciliation between reportable segment operating profit and consolidated profit before tax:

	Year ended 31 December
	2023			2022			2021
	Europe	API	Total	Europe	API	Total	Europe	API	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Revenue	14,553	3,749	18,302	13,529	3,791	17,320	11,584	2,179	13,763
Comparable operating profit(A)	1,888	485	2,373	1,670	468	2,138	1,500	272	1,772
Items impacting comparability(B)			(34)			(52)			(256)
Reported operating profit			2,339			2,086			1,516
Total finance costs, net			(120)			(114)			(129)
Non-operating items			(16)			(15)			(5)
Reported profit before tax			2,203			1,957			1,382
(A)Comparable operating profit includes comparable depreciation and amortisation of €558 million and €196 million for Europe and API respectively, for the year ended 31 December 2023. Comparable depreciation and amortisation charges for the year ended 31 December 2022 totalled €549 million and €223 million for Europe and API respectively. Comparable depreciation and amortisation charges for the year ended 31 December 2021 totalled €564 million and €162 million for Europe and API respectively.
(B)Items impacting the comparability of period over period financial performance for 2023 primarily include restructuring charges of €94 million (refer to Note 17) and accelerated amortisation charges of €27 million (refer to Note 6), partially offset by €18 million of royalty income arising from the ownership of certain mineral rights in Australia (refer to Note 23), considerations of €35 million received relating to the sale of the sub-strata and associated mineral rights in Australia (refer to Note 23) and gains of €54 million mainly attributable to the sale of property in Germany (refer to Note 23). Items impacting the comparability for 2022 included restructuring charges of €163 million (refer to Note 17), partially offset by €96 million of other income arising from the favourable court ruling pertaining to the ownership of certain mineral rights in Australia (refer to Note 23) and net insurance recoveries received of €11 million arising from the July 2021 flooding events.

Disclosure of geographical segments
The following table summarises revenue from external customers by geography, which is based on the origin of the sale:

	Year ended 31 December
	2023	2022	2021
Revenue:	€ million	€ million	€ million
Iberia(A)	3,325	3,034	2,495
Germany	3,018	2,682	2,335
Great Britain	3,235	3,088	2,613
France(B)	2,321	2,089	1,813
Belgium/Luxembourg	1,078	1,042	926
Netherlands	718	682	557
Norway	376	404	391
Sweden	398	421	375
Iceland	84	87	79
Total Europe	14,553	13,529	11,584
Australia	2,385	2,339	1,359
New Zealand and Pacific Islands	679	649	377
Indonesia and Papua New Guinea	685	803	443
Total API	3,749	3,791	2,179
Total CCEP	18,302	17,320	13,763
(A)Iberia refers to Spain, Portugal and Andorra.
(B)France refers to continental France and Monaco.
Assets are allocated based on operations and physical location. The following table summarises non-current assets, other than financial instruments and deferred tax assets, by geography:

	Year ended 31 December
	2023	2022
Assets:	€ million	€ million
Iberia(A)	6,455	6,401
Germany	3,162	3,091
Great Britain	2,523	2,469
France(B)	940	896
Belgium/Luxembourg	623	613
Netherlands	439	428
Sweden	349	349
Norway	225	242
Iceland	38	36
Other unallocated	360	271
Total Europe	15,114	14,796
Australia	5,065	5,281
New Zealand and Pacific Islands	1,687	1,755
Indonesia and Papua New Guinea	682	726
Total API	7,434	7,762
Total CCEP	22,548	22,558
(A)Iberia refers to Spain, Portugal and Andorra.
(B)France refers to continental France and Monaco.